Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule Of Other Operating Income And Expense
The following table details the Group’s other operating income and expense:

	For the year ended December 31,
Other operating income	2024	2023	2022
Transition services to Polestar Times Technology	26,944	—	—
Sales of plant operation services to a related party	10,100	25,202	—
Reduction of litigation provision, net of insurance	2,345	—	—
Gain on asset grouping sold to a related party	—	16,334	—
Sales of carbon credits to a related party	—	5,628	—
Net foreign exchange rate difference	—	37,466	—
Other operating income	20,043	15,773	4,723
Total	$59,432	$100,403	$4,723

	For the year ended December 31,
Other operating expense	2024	2023	2022
Net foreign exchange rate difference	43,705	—	2,264
Transition services to Polestar Times Technology	8,939	27,630	—
Non-income tax expense	1,248	669	1,083

Litigation expense, net of insurance	—	25,676	—
Other operating expenses	13,631	4,348	1,681
Total	$67,523	$58,323	$5,028